Shareholder Fees (Invesco Small Cap Growth Fund, Class Institutional, Invesco Small Cap Growth Fund)	12 Months Ended
May 02, 2011
Invesco Small Cap Growth Fund | Class Institutional, Invesco Small Cap Growth Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none